Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2021
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			€ 7,720	€ 650
Customer databases			11,193	7,073
Loans receivable			6,345	14,808
Right-of-use assets			6,848	844
Deferred tax assets			53	689
Trade and other receivables			43,023	18,538
Restricted cash			72	583
Cash and cash equivalents recognised as of acquisition date			41,178	30,191
Identifiable assets acquired			135,479	153,941
Liabilities Assumed [Abstract]
Lease liabilities			(8,602)	(815)
Interest-bearing loans and borrowings			(10,741)	(6,306)
Trade and other payables			(39,429)	(25,596)
Customer liabilities			(1,999)	(5,191)
Deferred tax liabilities			(9,725)	(7,306)
Income tax payables			(2,149)	(145)
Liabilities assumed			(72,645)	(63,239)
Total identifiable net assets at fair value			62,834	90,701
Goodwill			6,071	94
Bargain purchase arising on acquisition	€ 0	€ (10,661)	(16,349)	(34,995)	€ (45,331)
Purchase consideration			52,556	55,800		€ 13,200
Marketing and data analytics know-how [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			18,165	44,595
Licenses [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date			242	1,024
Acquired technology [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			640	€ 20,258
Raging River Trading Proprietary Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			89
Customer databases			11,062
Right-of-use assets			36
Deferred tax assets			20
Trade and other receivables			3,949
Restricted cash			72
Cash and cash equivalents recognised as of acquisition date			10,301
Identifiable assets acquired			43,936
Liabilities Assumed [Abstract]
Lease liabilities			(39)
Trade and other payables			(5,371)
Customer liabilities			(1,999)
Deferred tax liabilities			(8,354)
Income tax payables			(913)
Liabilities assumed			(16,676)
Total identifiable net assets at fair value			27,260
Bargain purchase arising on acquisition			(10,047)
Purchase consideration			17,213
Raging River Trading Proprietary Limited [Member] | Marketing and data analytics know-how [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			18,165
Raging River Trading Proprietary Limited [Member] | Licenses [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date			242
Webhost Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			1,066
Trade and other receivables			1,501
Cash and cash equivalents recognised as of acquisition date			1,038
Identifiable assets acquired			3,605
Liabilities Assumed [Abstract]
Interest-bearing loans and borrowings			(1,404)
Trade and other payables			(496)
Liabilities assumed			(1,900)
Total identifiable net assets at fair value			1,705
Goodwill			1,195
Purchase consideration			2,900
Partner Media Limited [Member]
Identifiable Assets Acquired [Abstract]
Loans receivable			21
Trade and other receivables			469
Cash and cash equivalents recognised as of acquisition date			732
Identifiable assets acquired			1,222
Liabilities Assumed [Abstract]
Trade and other payables			(175)
Liabilities assumed			(175)
Total identifiable net assets at fair value			1,047
Bargain purchase arising on acquisition			(347)
Purchase consideration			700
Buffalo Partners Limited [Member]
Identifiable Assets Acquired [Abstract]
Trade and other receivables			10,912
Cash and cash equivalents recognised as of acquisition date			4,887
Identifiable assets acquired			15,799
Liabilities Assumed [Abstract]
Trade and other payables			(13,070)
Liabilities assumed			(13,070)
Total identifiable net assets at fair value			2,729
Bargain purchase arising on acquisition			(214)
Purchase consideration			2,515
Digiproc Consolidated Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			82
Loans receivable			6,206
Trade and other receivables			2,636
Cash and cash equivalents recognised as of acquisition date			5,916
Identifiable assets acquired			15,463
Liabilities Assumed [Abstract]
Interest-bearing loans and borrowings			(5,985)
Trade and other payables			(3,437)
Deferred tax liabilities			(6)
Income tax payables			(34)
Liabilities assumed			(9,462)
Total identifiable net assets at fair value			6,001
Goodwill			3,199
Purchase consideration			9,200
Digiproc Consolidated Limited [Member] | Acquired technology [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			623
Digiprocessing (Mauritius) Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			1
Trade and other receivables			20
Cash and cash equivalents recognised as of acquisition date			30
Identifiable assets acquired			51
Liabilities Assumed [Abstract]
Trade and other payables			(1)
Liabilities assumed			(1)
Total identifiable net assets at fair value			50
Bargain purchase arising on acquisition			(50)
Raichu Investments Proprietary Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			1,355
Right-of-use assets			2,150
Deferred tax assets			33
Trade and other receivables			5,099
Cash and cash equivalents recognised as of acquisition date			1,162
Identifiable assets acquired			9,799
Liabilities Assumed [Abstract]
Lease liabilities			(2,174)
Interest-bearing loans and borrowings			(1,987)
Trade and other payables			(1,063)
Deferred tax liabilities			(1,251)
Income tax payables			(269)
Liabilities assumed			(6,744)
Total identifiable net assets at fair value			3,055
Goodwill			1,323
Purchase consideration			4,378
Smart Business Solution S.A. [Member]
Identifiable Assets Acquired [Abstract]
Trade and other receivables			1
Cash and cash equivalents recognised as of acquisition date			0
Identifiable assets acquired			1
Liabilities Assumed [Abstract]
Interest-bearing loans and borrowings			(69)
Liabilities assumed			(69)
Total identifiable net assets at fair value			(68)
Goodwill			76
Purchase consideration			8
The Spike.GG [Member]
Identifiable Assets Acquired [Abstract]
Cash and cash equivalents recognised as of acquisition date			0
Liabilities Assumed [Abstract]
Trade and other payables			(36)
Liabilities assumed			(36)
Total identifiable net assets at fair value			(36)
Goodwill			278
Purchase consideration			242
Red Interactive Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			243
Loans receivable			118
Right-of-use assets			1,251
Trade and other receivables			2,273
Cash and cash equivalents recognised as of acquisition date			3,353
Identifiable assets acquired			7,255
Liabilities Assumed [Abstract]
Lease liabilities			(1,362)
Trade and other payables			(1,405)
Deferred tax liabilities			(5)
Income tax payables			(451)
Liabilities assumed			(3,223)
Total identifiable net assets at fair value			4,032
Bargain purchase arising on acquisition			(1,832)
Purchase consideration			2,200
Red Interactive Limited [Member] | Acquired technology [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date			17
Haber Investments Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment			4,884
Customer databases			131
Right-of-use assets			3,411
Deferred tax assets			0
Trade and other receivables			16,163
Cash and cash equivalents recognised as of acquisition date			13,759
Identifiable assets acquired			38,348
Liabilities Assumed [Abstract]
Lease liabilities			(5,027)
Interest-bearing loans and borrowings			(1,296)
Trade and other payables			(14,375)
Deferred tax liabilities			(109)
Income tax payables			(482)
Liabilities assumed			(21,289)
Total identifiable net assets at fair value			17,059
Bargain purchase arising on acquisition			(3,859)
Purchase consideration			€ 13,200